Other income - net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Income Expense [Abstract]
Summary of Other Income Expenses

Other (income) expenses is comprised of the following at December 31, 2015, 2016 and 2017:

	2015		2016		2017
Recovery insurance	Ps.	(200,884)	Ps.	(2,903)	Ps.	(20,539)
Bargain purchase gain		(189,744)		—		—
Other services provided by DCA		(30,418)		—		—
Sale of fixed assets		(5,672)		(4,493)		(5,070)
Cancellation of non-exigible liabilities and provisions		—		—		(87,755)
Other income		(14,150)		(11,021)		(18,198)
Total other income	Ps.	(440,868)	Ps.	(18,417)	Ps.	(131,562)

	2015		2016		2017
Repair of damaged by natural disasters		176,073		—		6,514
Loss on sale of assets		4,310		5,566		17,684
Donation		—		—		20,066
Other expenses		5,873		12,556		3,377
Total other expenses		186,256		18,122		47,641
Other income – Net	Ps.	(254,612)	Ps.	(295)	Ps.	(83,921)